Warrant liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Mar. 18, 2024	Nov. 02, 2023	Dec. 31, 2022
Warrant liabilities (Details) [Line Items]
Share issue (in Shares)				699,838
Gross proceeds (in Dollars)
Warrant liability fair market value (in Dollars)
Common stock par value	[1]	$ 0.005			$ 0.005
Warrant outstanding (in Dollars)			$ 699,838
Warrant [Member]
Warrant liabilities (Details) [Line Items]
Exercise price		$ 0.276		$ 0.207
Warrant outstanding (in Dollars)			$ 34,991,886
Class A Ordinary Shares [Member]
Warrant liabilities (Details) [Line Items]
Common stock par value			$ 0.0001
One Class A Ordinary Share [Member]
Warrant liabilities (Details) [Line Items]
Common stock par value			0.005
Common Class B [Member]
Warrant liabilities (Details) [Line Items]
Common stock par value			0.0001
One Class B Ordinary share [Member]
Warrant liabilities (Details) [Line Items]
Common stock par value			$ 0.005

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on March 19, 2024 onwards.